CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 2,077,545	$ 707,021
Cost of revenues	1,283,732	706,037
Gross profit	793,813	984
Operating expenses:
Research and development, net	696,255	737,092
Sales and marketing	717,417	551,870
General and administrative	1,473,378	992,234
Total operating expenses	2,887,050	2,281,196
Loss from operations	(2,093,237)	(2,280,212)
Financial expenses, net	(723,347)	(108,082)
Net loss	$ (2,816,584)	$ (2,388,294)
Basic loss per share (in Dollars per share)	$ (0.29)	$ (0.3)
Diluted loss per share (in Dollars per share)	$ (0.29)	$ (0.3)
Weighted-average shares used to compute net loss per share:
Basic (in Shares)	9,586,201	7,999,615
Diluted (in Shares)	9,586,201	7,999,615